SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN EXCHANGE RATES	The exchange rate at the reporting end date:
September 30, 2024
USD: AUD	$1.4454
  Average exchange rate for the period:
January 1, 2024 to September 30, 2024
USD: AUD	$1.5091
The exchange rate at the reporting end date:
December 31, 2023
USD: AUD	$1.4680
  Average exchange rate for the period:
January 01, 2023, to December 31, 2023
USD: AUD	$1.5601

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE	Estimated Amortization Expense:
Fiscal year ended December 31, 2024	$172,547
Fiscal year ended December 31, 2025	$115,031
Fiscal year ended December 31, 2026	$-